Performance Management - Gabelli SRI Fund, Inc.	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year. The table compares the Fund’s average annual returns to those of the S&P 500® Index, a broad measure of market performance. On February 16, 2023, the Board approved a change in the Fund’s name to the “Gabelli SRI Fund, Inc.” along with certain changes to the Fund’s principal investment strategies and techniques. Effective May 21, 2023, the Fund implemented its name change and the accompanying changes to its principal investment strategies and techniques. The Fund’s performance prior to May 21, 2023, does not reflect the Fund’s current investment strategies. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year.
Bar Chart [Heading]	GABELLI SRI FUND, INC. (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 17.38% (quarter ended December 31, 2020), and the lowest return for a quarter was (22.83)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)	Past Nine Months	Past One Year	Past Five Years	Past Ten Years
Gabelli SRI Fund, Inc.
Class AAA Shares
Return Before Taxes	3.25%	10.65%	6.84%	5.96%
Return After Taxes on Distributions	0.81%	8.04%	4.87%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	8.34%	5.25%	4.51%
Class A Shares
Return Before Taxes	(2.70)%	4.29%	5.57%	5.33%
Class C Shares
Return Before Taxes	2.29%	9.66%	6.84%	5.57%
Class I Shares
Return Before Taxes	3.23%	10.61%	6.83%	6.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.08%	25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

Performance Availability Website Address [Text]	www.gabelli.com
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020